Interest and Finance Costs	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest and Finance Costs:
17. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:
	Year ended December 31,
	2014	2015	2016

Interest incurred on long-term debt	$317,445	$150,061	$6,164
Interest, amortization and write off of financing fees on loan from affiliate and related party	-	3,642	1,563
Amortization and write-off of financing fees	50,551	23,834	572
Discount on receivable from drilling contract	-	4,048	-
Amortization of convertible notes discount	45,261	-	-
Amortization of share lending agreement-note issuance costs	2,733	-	-
Commissions, commitment fees and other financial expenses and related party	34,256	2,607	558
Capitalized interest	(39,225)	(12,060)	-

Total	$411,021	$172,132	$8,857